CAPITAL STOCK AND STOCK COMPENSATION (Restricted Stock Activity) (Details) - Restricted Common Stock and Restricted Stock Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested Shares Outstanding Beginning Balance		117,258	174,177
INSW RSUs issued to replace OSG RSUs		110,294
Granted	165,503	32,067
Vested	(108,584)	(25,103)
Forfeited	(12,442)	(6,508)
Lower range, price	$ 18.21	$ 19.04
Upper range, price	$ 19.13